Investment Portfolio	as of December 31, 2021 (Unaudited)
DWS Core Equity Fund
	Shares	Value ($)

Common Stocks 99.2%
Communication Services 8.6%
Entertainment 2.6%
Activision Blizzard, Inc.	296,117	19,700,664
Electronic Arts, Inc.	121,872	16,074,917
Netflix, Inc.*	56,961	34,315,585
Roku, Inc.* (a)	187,733	42,840,671
Walt Disney Co.*	60,242	9,330,883
		122,262,720
Interactive Media & Services 4.9%
Alphabet, Inc. "A"*	30,943	89,643,108
Alphabet, Inc. "C"*	47,876	138,533,515
		228,176,623
Wireless Telecommunication Services 1.1%
T-Mobile U.S., Inc.*	453,037	52,543,231
Consumer Discretionary 13.1%
Auto Components 1.1%
BorgWarner, Inc.	336,972	15,187,328
Lear Corp.	208,145	38,080,128
		53,267,456
Automobiles 0.5%
Ford Motor Co.	1,129,048	23,450,327
Distributors 0.3%
Pool Corp.	22,832	12,922,912
Diversified Consumer Services 1.0%
Terminix Global Holdings, Inc.*	994,461	44,979,471
Hotels, Restaurants & Leisure 2.8%
Churchill Downs, Inc.	80,765	19,456,288
Darden Restaurants, Inc.	121,867	18,358,045
Hilton Worldwide Holdings, Inc.*	144,045	22,469,580
Vail Resorts, Inc.	50,083	16,422,216
Wyndham Hotels & Resorts, Inc.	600,148	53,803,268
		130,509,397
Household Durables 0.7%
Mohawk Industries, Inc.*	112,928	20,573,223
Newell Brands, Inc.	636,904	13,909,983
		34,483,206
Internet & Direct Marketing Retail 4.3%
Amazon.com, Inc.*	60,960	203,261,366
Leisure Products 0.6%
Peloton Interactive, Inc. "A"* (a)	793,449	28,373,736

Specialty Retail 0.6%
Five Below, Inc.*	76,647	15,857,498
RH*	25,702	13,774,730
		29,632,228
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc. "B"	339,721	56,621,299
Consumer Staples 5.3%
Beverages 2.9%
Coca-Cola Co.	930,757	55,110,122
PepsiCo, Inc.	463,796	80,566,003
		135,676,125
Food & Staples Retailing 1.5%
Beyond Meat, Inc.* (a)	111,056	7,236,409
Costco Wholesale Corp.	68,599	38,943,652
Kroger Co.	503,100	22,770,306
		68,950,367
Personal Products 0.3%
Estee Lauder Companies, Inc. "A"	41,017	15,184,494
Tobacco 0.6%
Altria Group, Inc.	582,834	27,620,503
Energy 2.5%
Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	161,232	16,352,150
Devon Energy Corp.	906,046	39,911,326
Hess Corp.	344,938	25,535,760
Occidental Petroleum Corp.	781,385	22,652,351
Valero Energy Corp.	172,342	12,944,608
		117,396,195
Financials 10.4%
Banks 3.9%
Bank of America Corp.	800,196	35,600,720
JPMorgan Chase & Co.	700,949	110,995,274
Wells Fargo & Co.	786,573	37,739,773
		184,335,767
Capital Markets 4.8%
Ameriprise Financial, Inc.	137,346	41,431,794
Apollo Global Management, Inc. (a)	308,737	22,361,821
Carlyle Group, Inc.	678,828	37,267,657
Intercontinental Exchange, Inc.	147,949	20,234,985
MSCI, Inc.	105,821	64,835,469
T. Rowe Price Group, Inc. (a)	119,771	23,551,769
Tradeweb Markets, Inc. "A"	157,929	15,815,010
		225,498,505
Insurance 1.7%
Everest Re Group Ltd.	63,926	17,510,610
Hartford Financial Services Group, Inc.	251,258	17,346,852
MetLife, Inc.	690,452	43,146,346
		78,003,808

Health Care 13.3%
Biotechnology 2.7%
AbbVie, Inc.	324,617	43,953,142
Amgen, Inc.	221,630	49,860,101
Biogen, Inc.*	126,911	30,448,487
		124,261,730
Health Care Equipment & Supplies 0.2%
Danaher Corp.	34,919	11,488,700
Health Care Providers & Services 7.4%
Anthem, Inc.	231,613	107,361,890
Centene Corp.*	726,062	59,827,509
Cigna Corp.	51,176	11,751,545
DaVita, Inc.*	248,267	28,242,854
HCA Healthcare, Inc.	133,654	34,338,385
McKesson Corp.	224,382	55,774,634
Molina Healthcare, Inc.*	154,438	49,123,639
		346,420,456
Pharmaceuticals 3.0%
AstraZeneca PLC (ADR)	268,061	15,614,553
Bristol-Myers Squibb Co.	545,151	33,990,165
Johnson & Johnson	321,292	54,963,423
Viatris, Inc.	1,179,282	15,955,686
Zoetis, Inc.	85,842	20,948,023
		141,471,850
Industrials 8.9%
Aerospace & Defense 2.1%
Howmet Aerospace, Inc.	793,561	25,259,046
Raytheon Technologies Corp.	167,582	14,422,107
Textron, Inc.	783,494	60,485,737
		100,166,890
Building Products 0.8%
Owens Corning (a)	426,952	38,639,156
Commercial Services & Supplies 2.3%
Cintas Corp.	36,023	15,964,313
Republic Services, Inc.	102,454	14,287,210
Waste Management, Inc.	480,557	80,204,964
		110,456,487
Electrical Equipment 0.4%
Emerson Electric Co.	184,797	17,180,577
Industrial Conglomerates 0.3%
3M Co.	90,075	16,000,022
Machinery 1.9%
AGCO Corp.	202,510	23,495,210
Cummins, Inc.	75,964	16,570,787
Ingersoll Rand, Inc.	311,261	19,257,718
Oshkosh Corp.	100,541	11,331,976
Parker-Hannifin Corp.	54,475	17,329,587
		87,985,278

Professional Services 0.5%
TransUnion	95,301	11,300,793
Verisk Analytics, Inc.	51,322	11,738,881
		23,039,674
Road & Rail 0.6%
Norfolk Southern Corp.	88,636	26,387,824
Information Technology 28.9%
Communications Equipment 1.0%
Cisco Systems, Inc.	735,379	46,600,967
IT Services 2.6%
Accenture PLC "A"	62,158	25,767,599
DXC Technology Co.*	589,009	18,960,200
Visa, Inc. "A" (a)	360,465	78,116,370
		122,844,169
Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices, Inc.*	339,786	48,895,205
Intel Corp.	1,054,184	54,290,476
NVIDIA Corp.	248,262	73,016,337
QUALCOMM, Inc.	466,693	85,344,149
		261,546,167
Software 11.4%
Dynatrace, Inc.*	337,892	20,391,782
Intuit, Inc.	27,439	17,649,314
Microsoft Corp.	1,040,815	350,046,901
Oracle Corp.	1,042,202	90,890,436
salesforce.com, Inc.*	129,677	32,954,816
Synopsys, Inc.*	68,404	25,206,874
		537,140,123
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc.	2,201,950	391,000,262
Materials 2.3%
Chemicals 1.3%
DuPont de Nemours, Inc.	218,662	17,663,516
Linde PLC*	61,671	21,364,685
The Mosaic Co.	527,318	20,718,324
		59,746,525
Metals & Mining 1.0%
Arconic Corp.*	652,169	21,528,099
Newmont Corp.	254,870	15,807,037
United States Steel Corp. (a)	405,206	9,647,955
		46,983,091
Real Estate 3.6%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	197,078	49,779,932
Iron Mountain, Inc. (a)	1,129,602	59,112,073
Prologis, Inc.	368,579	62,053,960
		170,945,965

Utilities 2.3%
Electric Utilities 0.7%
NextEra Energy, Inc.	367,938	34,350,691
Multi-Utilities 0.6%
Public Service Enterprise Group, Inc.	396,759	26,475,728
Water Utilities 1.0%
American Water Works Co., Inc.	250,295	47,270,714
Total Common Stocks (Cost $2,748,715,651)		4,661,552,782

Securities Lending Collateral 3.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $169,606,320)	169,606,320	169,606,320

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.05% (b) (Cost $36,586,163)	36,586,163	36,586,163

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,954,908,134)	103.6	4,867,745,265
Other Assets and Liabilities, Net	(3.6)	(170,913,212)
Net Assets	100.0	4,696,832,053
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2021 are as follows:
Value ($) at 9/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2021	Value ($) at 12/31/2021
Securities Lending Collateral 3.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
163,176,597	6,429,723 (d)	—	—	—	65,298	—	169,606,320	169,606,320
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.05% (b)
41,901,801	135,476,007	140,791,645	—	—	2,963	—	36,586,163	36,586,163
205,078,398	141,905,730	140,791,645	—	—	68,261	—	206,192,483	206,192,483
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2021 amounted to $163,511,518, which is 3.5% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2021.
ADR: American Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,661,552,782	$—	$—	$4,661,552,782
Short-Term Investments (a)	206,192,483	—	—	206,192,483
Total	$4,867,745,265	$—	$—	$4,867,745,265
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCEF-PH1
R-080548-1 (1/23)